Borrowings	6 Months Ended
Jun. 30, 2015
Borrowings [Abstract]
BORROWINGS
NOTE 10: BORROWINGS
Borrowings as of June 30, 2015 and December 31, 2014 consisted of the following:

	June 30, 2015	December 31, 2014
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$123,750	$128,250
BNP Paribas S.A. and DVB Bank S.E.	67,500	69,750
DVB Bank S.E. and ABN Amro Bank N.V.	—	17,931
Eurobank Ergasias S.A. $52,200	42,389	43,753
Eurobank Ergasias S.A. $52,000	39,774	40,998
Norddeutsche Landesbank Girozentrale	27,734	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	53,516	55,078
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	63,722	74,639
HSH Nordbank AG $40,300	35,892	37,152

Less: Deferred finance costs, net	(20,221)	(22,330)
Add: bond premium	1,712	1,810
Total borrowings	$1,105,768	$1,142,002
Less: current portion, net of deferred finance costs	(30,507)	(31,882)
Total long-term borrowings, net of current portion, bond and deferred finance costs	$1,075,261	$1,110,120

Long-Term Debt Obligations and Credit Arrangements
Ship Mortgage Notes:
8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (“Navios Acquisition Finance” and together with the Company, the “2021 Co-Issuers”) issued $610,000 in first priority ship mortgage notes (the “Existing Notes”) due on November 15, 2021 at a fixed rate of 8.125%.
On March 31, 2014, the Company completed a sale of $60,000 of its first priority ship mortgage notes due in 2021 (the “Additional Notes,” and together with the Existing Notes, the “2021 Notes”). The terms of the Additional Notes are identical to the Existing Notes and were issued at 103.25% plus accrued interest from November 13, 2013. The net cash received amounted to $59,598.
The 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 Notes).
The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.
At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the aggregate principal amount of the Existing Notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the 2021 Notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2015.
The Existing Notes and the Additional Notes are treated as a single class for all purposes under the indenture including, without limitation, waivers, amendments, redemptions and other offers to purchase and the Additional Notes rank evenly with the Existing Notes. The Additional Notes and the Existing Notes have the same CUSIP number.
Guarantees
The Company's 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the 2021 notes). The Company's 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance, are 100% owned. Navios Acquisition does not have any independent assets or operations. Except as provided above, Navios Acquisition does not have any subsidiaries that are not guarantors of the 2021 Notes.

Credit Facilities
As of June 30, 2015, the Company had secured credit facilities with various banks with a total outstanding balance of $454,277. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 250 bps to 325 bps per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2016 to February 2023. See also the maturity table included below.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO Bank N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. The repayment of each tranche started three months after the delivery date of the respective vessel and bore an interest at a rate of LIBOR plus 275 bps. The loan also required compliance with certain financial covenants. After various amendments, on November 13, 2014, the Company prepaid an amount of $18,379 which was the entire amount outstanding under one of the two tranches using a portion of the proceeds received from Navios Midstream's IPO. In June 2015 the Company fully prepaid the outstanding balance under this loan facility. The repayment of the loan agreement was accounted for as a debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $91 was written-off from the deferred financing fees.
Norddeutsche Landesbank Girozentrale: On December 29, 2011, Navios Acquisition entered into a loan agreement with Norddeutsche Landesbank Girozentrale of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. During the first quarter of 2015 the facility was fully drawn and as of June 30, 2015 an amount of $27,734 million was outstanding under this loan agreement.
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB: On July 18, 2014, Navios Acquisition, entered into a five-year term loan facility of up to $132,413 (divided into eight tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the: (i) refinancing of the purchase price for one very large crude carrier and two MR2 product tankers; (ii) post-delivery financing of two newbuilding MR2 product tankers, and (iii) the refinancing of a credit facility with Deutsche Bank AG Filiale Deutschlandgeschäft for three MR2 product tankers. The refinancing was treated as a modification for accounting purposes. The agreement also requires compliance with certain financial covenants. On November 13, 2014, the Company prepaid an amount of $29,610 which was the entire amount outstanding under two of the tranches. In June 2015, the Company prepaid an amount of $29,678 which was the entire amount outstanding under another two tranches. During the first quarter of 2015 the facility was fully drawn and as of June 30, 2015 an amount of $63,722 was outstanding. The outstanding balances of each of the four tranches are repayable in 16 equal quarterly installments ranging from $348 to $380 each and a final balloon repayment of the balance to be repaid on the last repayment date. The maturity of the loan facility is in July 2019. One of the four outstanding tranches bears an interest at LIBOR plus 325 bps per annum and the remaining three tranches bear interest at LIBOR plus 310 bps per annum.
As of June 30, 2015, the total amount available to be drawn from all our facilities was $40,000.
The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel; (ii) net worth ranging from $50,000 to $135,000; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2014 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.
As of June 30, 2015, the Company was in compliance with its covenants.
Amounts drawn under the facilities are secured by first preferred priority mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
The maturity table below reflects the principal payments of all notes and credit facilities outstanding as of June 30, 2015 for the next five years and thereafter based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes. The maturity table below includes in the amount shown for 2015 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of vessels delivered.

Amount
Long-Term Debt Obligations:
Year
June 30, 2016	$31,795
June 30, 2017	63,045
June 30, 2018	28,795
June 30, 2019	107,295
June 30, 2020	114,703
June 30, 2021 and thereafter	778,644
Total	$1,124,277